CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 198,958	$ 217,114	$ 33,664
Accounts receivable	800	788	1,051
Unbilled receivables	159	221	219
Inventories, net	1,005	1,006	707
Prepaid expenses and other current assets	6,969	9,202	693
Total current assets	207,891	228,331	36,334
Property and equipment, net	6,841	7,051	1,425
Other non-current assets	460	441	292
Total assets	215,192	235,823	38,051
Current liabilities:
Accounts payable	1,629	1,681	972
Accrued liabilities	3,867	4,480	1,255
Notes payable, current			1,328
Total current liabilities	5,496	6,161	3,555
Notes payable, net of current			1,066
Warrant liabilities	7,283	13,701
Other non-current liabilities	1,988	1,999	526
Total liabilities	14,767	21,861	5,147
Commitments and contingencies (Note 11)
Stockholders’ equity:
Common stock, value	14	14	10
Additional paid-in capital	365,104	359,439	96,880
Accumulated deficit	(164,693)	(145,491)	(63,983)
Total Sarcos Technology and Robotics Corporation stockholders’ equity	200,425	213,962	32,907
Noncontrolling interests			(3)
Total stockholders’ equity	200,425	213,962	32,904
Total liabilities and stockholders’ equity	$ 215,192	$ 235,823	$ 38,051